SHARE BASED COMPENSATION (Schedule of Assumptions Used with Binomial Option Valuation Model) (Details)	12 Months Ended
	Dec. 31, 2010 Options Granted October 6, 2010 [Member]	Dec. 31, 2010 Options Granted December 3, 2010 [Member]	Dec. 31, 2010 Options Granted December 3, 2010 [Member] Minimum [Member]	Dec. 31, 2010 Options Granted December 3, 2010 [Member] Maximum [Member]	Dec. 31, 2012 Options Granted January 9, 2012 [Member]	Dec. 31, 2012 Options Granted January 9, 2012 [Member] Minimum [Member]	Dec. 31, 2012 Options Granted January 9, 2012 [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	3.50%	3.50%			2.05%
Exercise multiple	3		2.2	3		2.2	3.0
Volatility rate	50.00%	50.00%			58.70%
Dividend yield	0.00%	0.00%			0.00%
Post-vesting forfeiture rate	3.00%		3.00%	9.00%		3.00%	9.50%